ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs
The Company operates in an evolving regulatory environment and has been adjusting its business model to stay in compliance with regulatory requirements during the years presented. The Company historically has focused on connecting individual borrowers with individual investors. Starting in 2019 the Company also began to cooperate with institutional funding partners. Its investor assurance program also evolved over time as part of the transformation of its business model. See
Note 2(j).
As of December 31, 2019 the Parent Company’s significant subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishmentor acquisition	Place of incorporation/ establishment	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd.	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co. , Ltd .	July 2019	Shanghai	100%	Technology development and consumer finance services
Geerong Yun (Shanghai) Enterprise Development Co., Ltd.	September 2019	Shanghai	100%	Technology development and consumer finance services
VIEs
Shanghai Jiayin Finance Technology Co., Ltd.	June 2015	Shanghai	100%	Technology service
Shanghai Niwodai Internet Finance Information Services Co., Ltd.	September 2015	Shanghai	100%	Technology development and consumer finance services